Loans, borrowings, cash and cash equivalents and financial investments - Average annual interest rate by currency (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loans and borrowings
Total debt	$ 22,489	$ 29,322
Derivative instrument to mitigate cash flow of floating rate debt | Debt in Brazilian real with derivative offset
Loans and borrowings
Notional amount	$ 2,329
Average cost (as a percent)	1.89%
Derivative instrument to mitigate cash flow of floating rate debt | Eurobonds with derivative offset
Loans and borrowings
Average cost (as a percent)	4.29%
US$
Loans and borrowings
Average interest rate	5.39%
Total debt	$ 16,940
R$
Loans and borrowings
Average interest rate	8.14%
Total debt	$ 4,147
EUR
Loans and borrowings
Average interest rate	3.34%
Total debt	$ 1,177
Other currencies
Loans and borrowings
Average interest rate	3.23%
Total debt	$ 225